Taxes	12 Months Ended
Dec. 31, 2021
Taxes
Taxes

16.	Taxes

16.1.	Income taxes

Summary of Income Taxes

Income taxes
	Current assets		Current liabilities		Non-current liabilities
	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Taxes in Brazil
Income taxes	133	391	682	111	-	-
Income taxes - Tax settlement programs	-	-	43	45	300	357
	133	391	725	156	300	357
Taxes abroad	30	27	8	42	-	-
Total	163	418	733	198	300	357
(*) See note 20.2 for detailed information.

Income taxes credits refer mainly to tax credits resulting from the monthly process for estimation and payment of income taxes, in addition to the negative balance of IRPJ and CSLL related to 2017, 2018, 2019 and 2021. Income taxes within current liabilities refer to the current portion of IRPJ and CSLL to be paid.

Tax settlement programs amounts relate mainly to a notice of deficiency issued by the Brazilian Federal Revenue Service due to the treatment of expenses arising from the Terms of Financial Commitment (TFC) as deductible in determining taxable profit for the calculation of income taxes. The payment term is 145 monthly installments, indexed by the Selic interest rate, as of January 2018.

16.1.1.	Reconciliation between statutory income tax rate and effective income tax rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2021	2020	2019
Net income before income taxes	28,225	(226)	12,003
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(9,597)	77	(4,081)
Tax benefits from the deduction of interest on capital distribution	843	(16)	728
Different jurisdictional tax rates for companies abroad	296	1,874	1,056
Brazilian income taxes on income of companies incorporated outside Brazil (*)	(546)	(743)	(175)
Tax incentives	50	(9)	443
Tax loss carryforwards (unrecognized tax losses)	59	(428)	(682)
Non-taxable income (non-deductible expenses), net (**)	234	(280)	(1,556)
Post-employment benefits (***)	(802)	559	(417)
Results of equity-accounted investments in Brazil and abroad	318	49	53
Non-incidence of income taxes on indexation charges (SELIC interest rate) over undue paid taxes	903	-	-
Others	3	91	431
Income taxes	(8,239)	1,174	(4,200)
Deferred income taxes	(4,058)	1,743	(2,798)
Current income taxes	(4,181)	(569)	(1,402)
Effective tax rate of income taxes	(29)%	(519)%	(35)%
(*)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**)	It includes provisions for legal proceedings.
(***)	It is impacted by non-deductible expenses for health care and pension plans in 2021, compared to the non-taxable gain from the health care plan revision occurred in 2020.

16.1.2.	Deferred income taxes - non-current

The changes in the deferred income taxes are presented as follows:

	2021	2020
Balance at January 1	6,256	(372)
Recognized in the statement of income for the period	(4,058)	1,743
Recognized in shareholders’ equity	(1,555)	5,564
Cumulative translation adjustment	(124)	(623)
Use of tax loss carryforwards	(1,172)	(60)
Others	37	4
Balance at December 31,	(625)	6,256
Deferred tax assets	604	6,451
Deferred tax liabilities	(1,229)	(195)

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	12.31.2021	12.31.2020
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(1,362)	(3,205)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	4,382	6,626
PP&E - Others (*)	Depreciation, amortization and write-offs of assets	(12,924)	(8,690)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	3,490	3,913
Finance leases	Appropriation of the considerations	1,244	1,190
Provision for legal proceedings	Payments and use of provisions	605	664
Tax loss carryforwards	30% of taxable income compensation	1,827	2,501
Inventories	Sales, write-downs and losses	228	158
Employee Benefits	Payments and use of provisions	1,250	2,882
Others		635	217
Total		(625)	6,256
(*) It includes accelerated depreciation, difference between units of production method and straight line method, as well as capitalized borrowing costs.

Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes

On September 24, 2021, the Supreme Federal Court (Supremo Tribunal Federal – STF), in a judgment of extraordinary appeal with general repercussion, without final decision, decided that the incidence of income taxes (IRPJ and CSLL) on the indexation income from applying SELIC interest rate (indexation charges and default interest) over undue paid taxes is unconstitutional.

The Company has a writ of mandamus in which it claims the right to recover the amounts of IRPJ and CSLL charged on the income arising from the indexation of undue paid taxes and judicial deposits by the SELIC rate since March 2015, as well as the definitive removal of this income from the IRPJ and CSLL tax base.

On October 20, 2021, a judicial decision was published in the writ of mandamus recognizing the right of the Company to the non-incidence of income taxes on indexation by the SELIC rate of undue paid taxes.

Based on the STF's decision, as well as on the legal grounds presented, Petrobras reassessed the expectation for this matter, considering that it is probable that this tax treatment will be accepted.

Thus, in 2021, a US$ 903 gain was recognized in the income statement, within income taxes, arising from:

(i)	a US$ 266 increase in recoverable income taxes, within non-current assets, relating to periods when the Company recorded taxable income;
(ii)	a US$ 611 decrease in deferred income taxes, within non-current liabilities, relating to periods when the Company recorded tax losses; and
(iii)	a US$ 26 loss within cumulative translation adjustments.
16.1.3.	Timing of reversal of deferred income taxes

Deferred tax assets were recognized based on projections of taxable profit in future periods supported by the Company’s 2022-2026 Strategic Plan, aiming at the maximization of returns on capital employed, reduction of cost of capital and search for low costs and efficiencies.

Management considers that the deferred tax assets will be realized to the extent the deferred tax liabilities are reversed and expected taxable events occur based on its 2022-2026 Strategic Plan.

The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) as of December 31, 2021 is set out in the following table:

	Assets	Liabilities
2022	59	(2,403)
2023	177	(881)
2024	19	92
2025	18	265
2026	16	(4,513)
2027 and thereafter	315	8,669
Recognized deferred tax assets	604	1,229

In addition, at December 31, 2021, the Company has tax loss carryforwards arising from offshore subsidiaries, for which no deferred taxes were recognized.

	Assets	Liabilities
Brazil	1	-
Abroad	1,351	-
Unrecognized deferred tax assets	1,352	-
Total	1,956	1,229

These tax losses arise mainly from oil and gas exploration and production and refining activities in the United States.

An aging of the unrecognized deferred tax assets from companies abroad is set out below:

	2027 - 2029	2030 - 2032	2033 - 2035	2036 -2038	Undefined expiration	Total
Unrecognized deferred tax assets	410	571	303	−	67	1,351

Uncertain tax treatments

As of December 31, 2021, the Company had US$ 4,983 (US$ 4,900 as of December 31, 2020) of uncertain tax treatments for IRPJ and CSLL related to judicial and administrative proceedings (see note 18.3). Additionally, as of December 31, 2021, the Company has other positions that can be considered as uncertain tax treatments for IRPJ and CSLL amounting to US$ 10,712 (US$ 7,908 as of December 31, 2020), given the possibility of different interpretation by the tax authority. These uncertain tax treatments are supported by technical assessments and tax risk assessment methodology. Therefore, Petrobras understands that such positions will be accepted by the tax authorities.

16.1.4.	Accounting policy for income taxes

Income tax expense for the period includes current and deferred taxes, recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity.

The calculations of these taxes are based on the rates of 25% for income tax (IRPJ) and 9% for social contribution on net income (CSLL), and the offsetting of the carryforward of credit losses and negative basis of CSLL, limited to 30% of taxable income for the year.

Income taxes expenses on profits arising from subsidiaries abroad are accounted for in the statement of income using the same income tax rates as used in Brazil, adjusted by dividends and results of equity-accounted investments.

a)	Current income taxes

Current income taxes are computed based on taxable profit for the year, determined in accordance with the rules established by the taxation authorities, using tax rates that have been enacted or substantively enacted at the end of the reporting period.

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.

b)	Deferred income taxes

Deferred income taxes are recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are generally recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable profit will be available against which those deductible temporary differences can be utilized. When there are insufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, a deferred tax is recognized to the extent that it is probable that the entity will have sufficient taxable profit in future periods, based on projections approved by management and supported by the Company’s Strategic Plan.

Deferred tax assets and deferred tax liabilities are offset when they relate to income taxes levied on the same taxable entity, when a legally enforceable right to set off current tax assets and current tax liabilities exists and when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority on the same taxable entity.

16.2.	Other taxes

Other taxes
	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Taxes in Brazil
Current / Non-current ICMS (VAT)	665	507	379	293	995	642	-	-
Current / Non-current PIS and COFINS (**)	418	1,570	2,030	2,055	499	544	45	37
Claim to recover PIS and COFINS	-	-	594	681	-	-	-	-
CIDE	6	4	-	-	42	41	-	-
Production taxes	-	-	-	-	2,147	1,173	21	94
Withholding income taxes	-	-	-	-	86	106	-	-
Tax Settlement Program	-	-	-	-	67	-	6	-
Others	48	87	249	119	142	117	70	275
Total in Brazil	1,137	2,168	3,252	3,148	3,978	2,623	142	406
Taxes abroad	46	9	9	10	23	13	-	-
Total	1,183	2,177	3,261	3,158	4,001	2,636	142	406
(*) Other non-current taxes are classified as other non-current liabilities.
(**) It includes US$ 104 (US$ 1,230 as of December 31, 2020) related to exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS (contributions for the social security).

Current and non-current ICMS (VAT) credits arise from requests for extemporaneous and overpaid tax, offset in accordance with the legislation of each state. They also arise on the acquisition of assets for property, plant and equipment, which are offset in a straight line over 4 years.

Current and non-current PIS/COFINS credits mainly refer to the acquisition of goods and services for assets under construction, since their use is permitted only after these assets enter into production, as well as to extemporaneous tax credits.

Production taxes are financial compensation due to the Brazilian Federal Government by companies that explore and produce oil and natural gas in Brazilian territory. They are composed of royalties, special participations, signature bonuses and payment for retention or occupation of area.

Exclusion of ICMS (VAT tax) from the basis of calculation of PIS and COFINS

In 2020, the Company obtained a favorable and definitive court decision regarding the exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS. Following this decision, the amounts overpaid in the period from October 2001 to August 2020 were calculated by excluding the ICMS effectively paid from the basis of calculation of PIS and COFINS, and the Company recognized US$ 3,226 as other recoverable taxes.

The Company recognized this asset since the economic benefits for Petrobras was virtually certain, given that: (i) the final and unappealable decision in 2020 constitutes a right that ceased to be contingent on the date of that decision; and (ii) the measurement methodology adopted is uncontroversial as it is the one accepted by the Brazilian Federal Revenue Service

On May 14, 2021, the Supreme Federal Court (STF) determined that the ICMS amount to be excluded from the calculation basis of PIS and COFINS are the amounts reported in the invoices, which were higher than the amounts effectively collected. Thus, an additional credit of US$ 890 was recognized as other recoverable taxes.

The net gain in income in 2021 was US$ 542 (US$ 2,050 in 2020).

At December 31, 2021, the Company had already used US$ 910 (US$ 1,857 in 2020) in lieu of payment of other federal taxes.

As of December 31, 2021, the remaining balance for compensation relating to the exclusion of ICMS from the basis of calculation of PIS and COFINS, indexed to the SELIC rate, is US$ 104 classified as other recoverable taxes.

Nature	Effects in the Financial Statements	2021	2020
Recovery of taxes	Other income and expenses	507	1,516
Inflation indexation	Foreign exchange gains (losses) and inflation indexation charges	479	1,709
Translation effects	Cumulative translation adjustments	(96)	−
Exclusion of ICMS from basis of calculation of PIS/COFINS	Credit in other recoverable taxes	890	3,226
Pis and Cofins	Other taxes	(20)	(78)
Tax effects (*)	Income taxes	(328)	(1,097)
Net effects	Statement of income	542	2,050
(*)	A portion of the inflation indexation credit was recovered with the decision of the STF, as described in note 16.1.2.

Recovery of PIS and COFINS

The Company filed civil lawsuits, in the Regional Federal Court of the Second Region, against the Brazilian Federal Government, claiming to recover PIS and COFINS paid over finance income and foreign exchange variation gains, from February 1999 to January 2004.

The court granted to the Company, in all the lawsuits, the definitive right to recover those taxes. These proceedings are in settlement phase, and until this moment solely the undisputed portion of one of the lawsuits has been effectively received.

As of December 31, 2021, the Company had non-current receivables of US$ 594 (US$ 681 as of December 31, 2020) related to PIS and COFINS, which are indexed to inflation.

16.3.	Tax amnesty programs – State Tax

As part of its on-going process of litigation management, in 2021, Petrobras adhered to tax amnesty programs of the states of Rio de Janeiro, Bahia Rio Grande do Sul, generating a US$ 187 gain (a US$ 209 gain, a US$ 21 loss and a US$ 1 loss for each state, respectively), arising from the reversal of part of the related provisions, of which a US$ 147 gain as other income and expenses, and a US$ 40 gain as finance income.

The main state amnesty programs to which the Company has adhered are the following:

State of Rio de Janeiro

The State of Rio de Janeiro created a tax debt settlement program called PEP-ICMS, under the terms of state law 189/2020 (extended through state law 191/2021) which allowed a 90% reduction of amounts due as a fine and interest.

By adhering to the program, the Company settled US$ 322 of ICMS disputes disbursing US$ 125 during 2021, of which US$ 97 relates to disputes involving tax credits due to the cancellation of a plant of Gaslub (former Comperj) and US$ 27 relates to payment of tax notices regarding ancillary obligations, misapplication of ICMS credit, as well as self-denunciation related to the ICMS calculation process.

As a result, the Company recognized a US$ 209 gain due to the reversal of the provisions.

State of Bahia

The adhesion to the amnesty program with the state of Bahia, entered into under the terms of state law 14,286/2020, allowed a 50% reduction of the debt and a 90% reduction of fines and interest. The tax debts, arisen from the disallowance of tax credits, were settled in the amount of US$ 21, in 2021.